INCOME TAX - Disclosure of unrecognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 21,511	$ 25,226
Debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	80,731	89,820
Deferred tax asset	11,026	17,096
Losses and tax pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	50	28,082
Deferred tax asset	14	7,582
Other financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	0	16,951
Deferred tax asset	$ 0	$ 2,288